Fair value of financial assets and liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Liquidity risk [Member]
Fair value of financial assets and liabilities (Details) [Line Items]
Cash and cash equivalents	$ 8.8	$ 2.9
Short-term deposits	4.1
Current financial liabilities	4.7	4.7
Commitments	1.5
Liquidity risk [Member] | Mineral Property [Member]
Fair value of financial assets and liabilities (Details) [Line Items]
Commitments	0.8
Mineral Property [Member]
Fair value of financial assets and liabilities (Details) [Line Items]
Short-term deposits		$ 17.1
Foreign Currency Risk [Member]
Fair value of financial assets and liabilities (Details) [Line Items]
Cash and cash equivalents	2.5
Accounts payable and accrued liabilities	0.2
Investment Risk [Member]
Fair value of financial assets and liabilities (Details) [Line Items]
Investments	$ 2.9